PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS (Details 6) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Multi-Employer Plans
Pension expense for multi-employer plans	$ 40	$ 38	$ 37
Defined contribution plan - U. S. Plan
Defined Contribution Plan Disclosures
Maximum employer contribution as a percentage of compensation (as a percent)	3.50%
Company costs associated with defined contribution plans	$ 94	92	97
Defined contribution plan - Non U. S. Plan
Defined Contribution Plan Disclosures
Company costs associated with defined contribution plans	$ 35	$ 36	$ 32